CREDIT FACILITIES (Schedule of Notes Payable) (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Moody Bank [Member]	Dec. 31, 2013 Moody Bank [Member]	Jun. 30, 2014 MNH Holdings [Member]	Dec. 31, 2013 MNH Holdings [Member]	Nov. 19, 2013 MNH Holdings [Member]	Dec. 31, 2013 Comerica Bank [Member]	Nov. 19, 2013 Comerica Bank [Member]	Dec. 31, 2012 Comerica Bank [Member]	Mar. 30, 2012 Comerica Bank [Member]	Dec. 31, 2013 MNH Warrants [Member]	Dec. 31, 2012 MNH Warrants [Member]	Jun. 30, 2014 Promissory Notes [Member]	Dec. 31, 2013 Promissory Notes [Member]	Dec. 31, 2012 Promissory Notes [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 5,683,338	$ 7,295,685	$ 21,161,332	$ 426,458	$ 783,049	$ 8,792,242	$ 9,300,000	$ 9,300,000		$ 18,135,374	$ 19,063,447	$ 20,372,657	$ 9,300,000		$ 782,000	$ 712,000	$ 712,000